June 27, 2007

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Preliminary Information Statement for Calvert Variable Series, Inc. Ameritas MidCap Value Portfolio SEC File Nos. 2-80154 and 811-3591

Ladies and Gentlemen:

The above Registrant filed today electronically on EDGAR the Definitive Information Statement on Schedule 14C for Calvert Variable Series, Inc. Ameritas MidCap Value Portfolio (the "Fund") pursuant to Rule 14(c) under the Securities Exchange Act of 1934.

Please note that the following material changes were made pursuant to SEC comments:

  Clarification of the sub-advisory fees payable to the prior and current/new manager to reflect a lower fee under the new arrangement.
  Provision of the exact waivers agreed to by the new manager in managing mutual funds with similar investment objectives.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

                                                            Truly Yours,

                                                            Ivy Wafford Duke

                                                            Associate General Counsel

cc:        Sally Samuel